UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23698

FORTUNE V SEPARATE ACCOUNT

(Exact name of registrant as specified in charter)

C/O Universal Life Insurance Company

Metro Office Park Calle 1 Lote 10

Guaynabo, PR 00969

(Address of principal executive offices)(Zip code)

Jose C. Benitez

C/O Universal Life Insurance Company

Metro Office Park Calle 1 Lote 10

Guaynabo, PR 00969

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (787) 706-7337

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

FORTUNE V SEPARATE ACCOUNT

OF

UNIVERSAL LIFE INSURANCE COMPANY

Annual Report

December 31, 2023

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Fortune V Separate Account is included in the Statement of Additional Information which is available without charge, upon request: (i) by calling 1-787-706-7337; or (ii) on the SEC’s website at http://www.sec.gov. In addition, the Fortune V Separate Account is required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2023, is available without charge, upon request by calling 1-787-706-7337 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Fortune V Separate Account will file with the SEC a complete schedule of monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

Fortune V Separate Account	1	Annual Report 2023

UNIVERSAL LIFE INSURANCE COMPANY

Metro Office Park Street 1, Lot 10

Guaynabo, PR 00968

To Contract Holders with Interests in the

Fortune V Separate Account Funds:

We are pleased to present the most recent annual report for the Fortune V Separate Account. For your benefit, you can print this report and any supplementary documents thereof.

Should you prefer a hard copy, we will send it to you at no cost by calling us at 787-706-7095 or writing to us at:

Universal Life Insurance Company

Annuities Department

PO Box 2145

San Juan, PR 00922-2145

Fortune V Separate Account	2	Annual Report 2023

Disclosure of Expenses (Unaudited)

UNIT HOLDER EXPENSES

Universal VIA Asset Allocation Portfolios (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate account established by Universal Life Insurance Company (“ULICO”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount invests in underlying investments in mutual funds based on specific asset allocation objectives. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at July 1, 2023, and held for the entire six-month period until December 31, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expense		Hypothetical Expenses (A)
Subaccount	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period (B)	Ending Account Value December 31, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C) (D)
Universal VIA Conservative Allocation	$1,000.00	$1,045.40	$13.04	$1,012.45	$12.83	2.53%
Universal VIA Moderate Allocation	1,000.00	1,048.80	9.86	1,015.58	9.70	1.91
Universal VIA Moderate Growth Allocation	1,000.00	1,056.10	11.19	1,014.32	10.97	2.16
Universal VIA Growth Allocation	1,000.00	1,063.10	12.17	1,013.41	11.88	2.34
Universal VIA International Mod Growth Alloc	1,000.00	1,031.50	19.05	1,006.45	18.81	3.72
Universal Money Market	1,000.00	1,012.00	20.94	1,004.39	20.87	4.13

(A)	5% return per year before expenses.
(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).
(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.
(D)	Net annualized expense ratios are reflective of applicable fee waivers and/or reimbursements and recapture, if any, and based on the most recent six-months which may differ from the net expense ratio displayed in the Financial Highlights that covers a twelve-month period.

Fortune V Separate Account	3	Annual Report 2023

Schedules of Investment Composition (Unaudited)

At December 31, 2023

Fortune V Separate Account – Universal VIA Conservative Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	35.24%
Fixed Income Funds	64.87
Net Other Assets (Liabilities)	(0.11)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	51.17%
Fixed Income Funds	48.88
Net Other Assets (Liabilities)	(0.05)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	72.02%
Fixed Income Funds	28.10
Net Other Assets (Liabilities)	(0.12)
Total	100.00%

Fortune V Separate Account – Universal VIA Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	100.14%
Net Other Assets (Liabilities)	(0.14)
Total	100.00%

Fortune V Separate Account – Universal VIA International Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	100.63%
Net Other Assets (Liabilities)	(0.63)
Total	100.00%

Fortune V Separate Account – Universal Money Market

Asset Allocation	Percentage of Net Assets
Money Market Fund	100.81%
Net Other Assets (Liabilities)	(0.81)
Total	100.00%

Fortune V Separate Account	4	Annual Report 2023

Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.11%
Equity Funds: 35.24%
Transamerica Capital Growth I2	266,748	$2,088,636
Transamerica Emerging Markets Opps I2	205,425	1,524,253
Transamerica Energy Infrastructure I2	180,926	1,195,920
Transamerica Global Alloc Liquid Trust	50	62
Transamerica International Equity I2	42,259	853,209
Transamerica International Focus I2	294,571	2,321,222
Transamerica International Sm Cp Val I2	27,563	389,738
Transamerica International Stock I2	78,584	863,637
Transamerica Large Cap Value I2	280,592	3,569,133
Transamerica Mid Cap Growth I2	60,888	552,864
Transamerica Mid Cap Value Opps I2	31,505	343,406
Transamerica Small Cap Growth I2	52,805	349,568
Transamerica Small Cap Value I2	67,471	379,187
Transamerica Sustainable Equity Inc I2	232,218	1,720,739
Transamerica US Growth I2	115,691	3,139,863
		19,291,437
Fixed Income Funds: 64.87%
Transamerica Bond I2	1,404,639	11,447,807
Transamerica Emerging Markets Debt I2	189,676	1,741,222
Transamerica Inflation Opps I2	169,160	1,637,466
Transamerica Intermediate Bond I2	1,632,379	14,234,348
Transamerica Short-Term Bond I2	662,171	6,442,923
		35,503,766
Total Investments - Unaffiliated (Cost: $53,875,377)		54,795,203

Total Investments (Cost: $53,875,377)		$54,795,203
Net Other Assets (Liabilities): (0.11)%		(61,904)
Net Assets: 100%		$54,733,299

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$54,795,203	$-	$-	$54,795,203
Total Investments	$54,795,203	$-	$-	$54,795,203

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	5	Annual Report 2023

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.05%
Equity Funds: 51.17%
Transamerica Capital Growth I2	1,255,267	$9,828,739
Transamerica Emerging Markets Opps I2	1,284,835	9,533,474
Transamerica Energy Infrastructure I2	1,162,797	7,686,087
Transamerica Global Alloc Liquid Trust	148	184
Transamerica International Equity I2	256,286	5,174,422
Transamerica International Focus I2	1,719,339	13,548,391
Transamerica International Sm Cp Val I2	167,515	2,368,666
Transamerica International Stock I2	437,682	4,810,124
Transamerica Large Cap Value I2	1,373,714	17,473,641
Transamerica Mid Cap Growth I2	289,338	2,627,185
Transamerica Mid Cap Value Opps I2	171,220	1,866,302
Transamerica Small Cap Growth I2	410,175	2,715,358
Transamerica Small Cap Value I2	385,232	2,165,003
Transamerica Sustainable Equity Inc I2	1,801,481	13,348,972
Transamerica US Growth I2	670,909	18,208,474
		111,355,022
Fixed Income Funds: 48.88%
Transamerica Bond I2	4,165,820	33,951,430
Transamerica Emerging Markets Debt I2	421,913	3,873,163
Transamerica Inflation Opps I2	455,036	4,404,746
Transamerica Intermediate Bond I2	5,160,523	44,999,762
Transamerica Short-Term Bond I2	1,969,569	19,163,903
		106,393,004
Total Investments - Unaffiliated (Cost: $218,171,126)		217,748,026

Total Investments (Cost: $218,171,126)		$217,748,026
Net Other Assets (Liabilities): (0.05)%		(118,935)
Net Assets: 100%		$217,629,091

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$217,748,026	$-	$-	$217,748,026
Total Investments	$217,748,026	$-	$-	$217,748,026

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	6	Annual Report 2023

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.12%
Equity Funds: 72.02%
Transamerica Capital Growth I2	487,014	$3,813,320
Transamerica Emerging Markets Opps I2	440,761	3,270,446
Transamerica Energy Infrastructure I2	314,396	2,078,160
Transamerica Global Alloc Liquid Trust	50	63
Transamerica International Equity I2	88,091	1,778,565
Transamerica International Focus I2	615,582	4,850,788
Transamerica International Sm Cp Val I2	64,146	907,025
Transamerica International Stock I2	166,794	1,833,070
Transamerica Large Cap Value I2	475,285	6,045,625
Transamerica Mid Cap Growth I2	113,681	1,032,220
Transamerica Mid Cap Value Opps I2	72,070	785,558
Transamerica Small Cap Growth I2	115,418	764,069
Transamerica Small Cap Value I2	128,740	723,517
Transamerica Sustainable Equity Inc I2	717,350	5,315,562
Transamerica US Growth I2	228,093	6,190,456
		39,388,444
Fixed Income Funds: 28.10%
Transamerica Bond I2	506,297	4,126,324
Transamerica Emerging Markets Debt I2	70,965	651,457
Transamerica High Yield Bond I2	76,552	620,836
Transamerica Inflation Opps I2	49,477	478,942
Transamerica Intermediate Bond I2	879,764	7,671,540
Transamerica Short-Term Bond I2	187,080	1,820,289
		15,369,388
Total Investments - Unaffiliated (Cost: $55,693,053)		54,757,832

Total Investments (Cost: $55,693,053)		$54,757,832
Net Other Assets (Liabilities): (0.12)%		(64,157)
Net Assets: 100%		$54,693,675

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$54,757,832	$-	$-	$54,757,832
Total Investments	$54,757,832	$-	$-	$54,757,832

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	7	Annual Report 2023

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.14%
Equity Funds: 100.14%
Transamerica Capital Growth I2	455,108	$3,563,493
Transamerica Emerging Markets Opps I2	439,692	3,262,512
Transamerica Energy Infrastructure I2	292,940	1,936,331
Transamerica Global Alloc Liquid Trust	25	31
Transamerica International Equity I2	91,725	1,851,928
Transamerica International Focus I2	585,456	4,613,394
Transamerica International Sm Cp Val I2	64,158	907,199
Transamerica International Stock I2	165,747	1,821,563
Transamerica Large Cap Value I2	498,625	6,342,510
Transamerica Mid Cap Growth I2	101,572	922,271
Transamerica Mid Cap Value Opps I2	96,562	1,052,525
Transamerica Small Cap Growth I2	153,106	1,013,560
Transamerica Small Cap Value I2	106,844	600,465
Transamerica Sustainable Equity Inc I2	696,595	5,161,770
Transamerica US Growth I2	236,759	6,425,635
		39,475,187

Total Investments (Cost: $40,321,873)		$39,475,187
Net Other Assets (Liabilities): (0.14)%		(53,682)
Net Assets: 100%		$39,421,505

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$39,475,187	$-	$-	$39,475,187
Total Investments	$39,475,187	$-	$-	$39,475,187

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	8	Annual Report 2023

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.63%
Equity Funds: 100.63%
Transamerica Emerging Markets Opps I2	164,226	$1,218,553
Transamerica Global Alloc Liquid Trust	8	10
Transamerica International Equity I2	36,131	729,490
Transamerica International Focus I2	208,313	1,641,510
Transamerica International Sm Cp Val I2	62,690	886,432
Transamerica International Stock I2	65,396	718,702
		5,194,697

Total Investments (Cost: $5,247,690)		$5,194,697
Net Other Assets (Liabilities): (0.63)%		(32,640)
Net Assets: 100%		$5,162,057

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$5,194,697	$-	$-	$5,194,697
Total Investments	$5,194,697	$-	$-	$5,194,697

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	9	Annual Report 2023

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS

At December 31, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.81%
Money Market Fund: 100.81%
Transamerica Government Money Market I2 5.03% [1]	2,850,322	$2,850,322
		2,850,322

Total Investments (Cost: $2,850,322)		$2,850,322
Net Other Assets (Liabilities): (0.81)%		(22,993)
Net Assets: 100%		$2,827,329

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$2,850,322	$-	$-	$2,850,322
Total Investments	$2,850,322	$-	$-	$2,850,322

[1]	The rate is the subsidized 7 day yield.

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	10	Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2023

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Assets:
Investments, at value	$54,795,203	$217,748,026	$54,757,832	$39,475,187	$5,194,697	$2,850,322
Receivables and other assets:
Dividend income	107,034	329,286	45,040	-	85	11,860
Receivable for investments sold	4,421	74,843	2,432	1,897	246	126
Other receivables	219	736	103	-	1,898	2,668
Total assets	54,906,877	218,152,891	54,805,407	39,477,084	5,196,926	2,864,976

Liabilities:
Payables and other liabilities:
Payable for investments purchased	107,034	329,286	45,040	-	85	11,860
Units redeemed	4,421	74,843	2,433	1,897	246	126
Accrued expenses	62,123	119,671	64,259	53,682	34,538	25,661
Total liabilities	173,578	523,800	111,732	55,579	34,869	37,647
Net assets	$54,733,299	$217,629,091	$54,693,675	$39,421,505	$5,162,057	$2,827,329

Net assets consist of:
Costs of accumulation units	$15,481,542	$96,154,498	$19,859,033	$18,251,618	$2,639,758	$3,487,795
Total distributable earnings	39,251,757	121,474,593	34,834,642	21,169,887	2,522,299	(660,466)
Net assets	$54,733,299	$217,629,091	$54,693,675	$39,421,505	$5,162,057	$2,827,329

Investments, at cost	$53,875,377	$218,171,126	$55,693,053	$40,321,873	$5,247,690	$2,850,322

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	11	Annual Report 2023

STATEMENTS OF OPERATIONS

For the year ended December 31, 2023

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Investment income:
Dividend income	$1,983,713	$7,286,654	$1,471,356	$778,033	$163,363	$138,374

Expenses:
Mortality expense	981,324	3,317,151	838,403	593,379	88,778	47,546
Advisory fees	200,545	784,044	190,832	127,139	19,471	10,241
Management fees	56,853	222,265	54,094	36,035	5,523	-
Custodian fees	75,301	75,716	78,640	70,846	58,134	44,887
Waivers/Reimbursements
Waiver/reimbursement	-	-	-	-	-	(2,479)
Net investment income (loss):	669,690	2,887,478	309,387	(49,366)	(8,543)	38,179

Net realized gain (loss) on:
Unaffiliated Investments	(1,609,200)	(6,546,924)	(681,144)	62,073	(7,823)	-

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	4,907,089	21,623,296	6,430,071	4,781,930	512,282	-
Net realized and unrealized gain (loss)	3,297,889	15,076,372	5,748,927	4,844,003	504,459	-
Net increase (decrease) in net assets resulting from operations	$3,967,579	$17,963,850	$6,058,314	$4,794,637	$495,916	$38,179

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	12	Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

	Universal VIA Conservative Allocation		Universal VIA Moderate Allocation		Universal VIA Moderate Growth Allocation
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
From operations:
Net investment income (loss)	$669,690	$381,677	$2,887,478	$1,012,016	$309,387	$(113,182)
Net realized gain (loss)	(1,609,200)	(8,246,260)	(6,546,924)	(20,073,429)	(681,144)	(3,045,442)
Net change in unrealized appreciation (depreciation)	4,907,089	(3,931,706)	21,623,296	(30,426,801)	6,430,071	(11,430,218)
Net increase (decrease) in net assets resulting from operations	3,967,579	(11,796,289)	17,963,850	(49,488,214)	6,058,314	(14,588,842)

Unit transactions:
Units sold	1,029,958	1,346,989	2,148,481	7,552,638	1,602,061	2,658,226
Units redeemed	(12,404,751)	(9,956,076)	(39,150,653)	(27,507,461)	(6,748,592)	(6,136,307)
Net increase (decrease) in net assets resulting from unit transactions	(11,374,793)	(8,609,087)	(37,002,172)	(19,954,823)	(5,146,531)	(3,478,081)

Net increase (decrease) in net assets	(7,407,214)	(20,405,376)	(19,038,322)	(69,443,037)	911,783	(18,066,923)

Net assets:
Beginning of year	62,140,513	82,545,889	236,667,413	306,110,450	53,781,892	71,848,815
End of year	$54,733,299	$62,140,513	$217,629,091	$236,667,413	$54,693,675	$53,781,892

Unit transactions - shares:
Units sold	61,758	80,528	117,614	403,186	79,139	120,914
Units redeemed	(801,638)	(656,610)	(2,322,311)	(1,709,025)	(360,444)	(342,672)
Net increase (decrease)	(739,880)	(576,082)	(2,204,697)	(1,305,839)	(281,305)	(221,758)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	13	Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

	Universal VIA Growth Allocation		Universal VIA International Mod Growth Alloc		Universal Money Market
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
From operations:
Net investment income (loss)	$(49,366)	$(272,424)	$(8,543)	$(47,355)	$38,179	$(43,294)
Net realized gain (loss)	62,073	(326,955)	(7,823)	(84,778)	-	1
Net change in unrealized appreciation (depreciation)	4,781,930	(9,173,158)	512,282	(1,507,626)	-	(1)
Net increase (decrease) in net assets resulting from operations	4,794,637	(9,772,537)	495,916	(1,639,759)	38,179	(43,294)

Unit transactions:
Units sold	2,497,031	2,268,542	157,779	497,018	1,237,778	3,447,437
Units redeemed	(2,325,949)	(1,616,015)	(1,152,704)	(841,532)	(1,949,743)	(3,649,450)
Net increase (decrease) in net assets resulting from unit transactions	171,082	652,527	(994,925)	(344,514)	(711,965)	(202,013)

Net increase (decrease) in net assets	4,965,719	(9,120,010)	(499,009)	(1,984,273)	(673,786)	(245,307)

Net assets:
Beginning of year	34,455,786	43,575,796	5,661,066	7,645,339	3,501,115	3,746,422
End of year	$39,421,505	$34,455,786	$5,162,057	$5,661,066	$2,827,329	$3,501,115

Unit transactions - shares:
Units sold	113,542	100,236	10,627	34,212	131,230	373,157
Units redeemed	(134,650)	(102,780)	(83,065)	(68,576)	(212,448)	(401,192)
Net increase (decrease)	(21,108)	(2,544)	(72,438)	(34,364)	(81,218)	(28,035)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	14	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$12.62	$14.77	$14.55	$14.11	$12.74
Net Investment Income [A]	1.60	0.79	0.44	0.72	0.82
Net realized and unrealized gains (losses) on securities	(0.75)	(2.94)	(0.22)	(0.28)	0.55
Net increase (decrease) in accumulation unit value	0.85	(2.15)	0.22	0.44	1.37
Accumulation unit value at end of year	$13.47	$12.62	$14.77	$14.55	$14.11
Total return	6.74%	(14.56)%	1.51%	3.12%	10.75%
Net assets, end of year (000’s)	33,663	37,114	48,999	51,068	51,533
Expenses to average net assets [B]	2.28%	1.97%	2.04%	2.07%	2.07%
Net investment income to average net assets	1.13%	0.54%	2.71%	2.65%	2.41%
Portfolio turnover rate	1.78%	1.91%	2.07%	6.51%	3.68%

	Universal VIA Conservative Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$12.18	$14.28	$14.10	$13.70	$12.39
Net Investment Income [A]	1.60	0.79	0.44	0.72	0.82
Net realized and unrealized gains (losses) on securities	(0.80)	(2.89)	(0.26)	(0.32)	0.49
Net increase (decrease) in accumulation unit value	0.80	(2.10)	0.18	0.40	1.31
Accumulation unit value at end of year	$12.98	$12.18	$14.28	$14.10	$13.70
Total return	6.57%	(14.71)%	1.28%	2.92%	10.57%
Net assets, end of year (000’s)	1,663	1,923	2,886	3,574	4,664
Expenses to average net assets [B]	2.28%	1.97%	2.04%	2.07%	2.07%
Net investment income to average net assets	1.13%	0.54%	2.71%	2.65%	2.41%
Portfolio turnover rate	1.78%	1.91%	2.07%	6.51%	3.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	15	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$12.45	$14.60	$14.42	$14.02	$12.69
Net Investment Income [A]	1.60	0.79	0.44	0.72	0.82
Net realized and unrealized gains (losses) on securities	(0.79)	(2.94)	(0.26)	(0.32)	0.51
Net increase (decrease) in accumulation unit value	0.81	(2.15)	0.18	0.40	1.33
Accumulation unit value at end of year	$13.26	$12.45	$14.60	$14.42	$14.02
Total return	6.51%	(14.73)%	1.25%	2.85%	10.48%
Net assets, end of year (000’s)	3,665	4,578	6,095	6,474	8,053
Expenses to average net assets [B]	2.28%	1.97%	2.04%	2.07%	2.07%
Net investment income to average net assets	1.13%	0.54%	2.71%	2.65%	2.41%
Portfolio turnover rate	1.78%	1.91%	2.07%	6.51%	3.68%

	Universal VIA Conservative Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$11.65	$13.70	$13.56	$13.20	$11.98
Net Investment Income [A]	1.60	0.79	0.44	0.72	0.82
Net realized and unrealized gains (losses) on securities	(0.86)	(2.84)	(0.30)	(0.36)	0.40
Net increase (decrease) in accumulation unit value	0.74	(2.05)	0.14	0.36	1.22
Accumulation unit value at end of year	$12.39	$11.65	$13.70	$13.56	$13.20
Total return	6.35%	(14.96)%	1.03%	2.73%	10.18%
Net assets, end of year (000’s)	454	666	839	846	1,189
Expenses to average net assets [B]	2.28%	1.97%	2.04%	2.07%	2.07%
Net investment income to average net assets	1.13%	0.54%	2.71%	2.65%	2.41%
Portfolio turnover rate	1.78%	1.91%	2.07%	6.51%	3.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	16	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$11.45	$13.47	$13.35	$13.01	$11.81
Net Investment Income [A]	1.60	0.79	0.44	0.72	0.82
Net realized and unrealized gains (losses) on securities	(0.89)	(2.81)	(0.32)	(0.38)	0.38
Net increase (decrease) in accumulation unit value	0.71	(2.02)	0.12	0.34	1.20
Accumulation unit value at end of year	$12.16	$11.45	$13.47	$13.35	$13.01
Total return	6.20%	(15.00)%	0.90%	2.61%	10.16%
Net assets, end of year (000’s)	1,404	1,577	2,353	2,589	6,587
Expenses to average net assets [B]	2.28%	1.97%	2.04%	2.07%	2.07%
Net investment income to average net assets	1.13%	0.54%	2.71%	2.65%	2.41%
Portfolio turnover rate	1.78%	1.91%	2.07%	6.51%	3.68%

	Universal VIA Conservative Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$11.05	$13.03	$12.93	$12.63	$11.49
Net Investment Income [A]	1.60	0.79	0.44	0.72	0.82
Net realized and unrealized gains (losses) on securities	(0.94)	(2.77)	(0.34)	(0.42)	0.32
Net increase (decrease) in accumulation unit value	0.66	(1.98)	0.10	0.30	1.14
Accumulation unit value at end of year	$11.71	$11.05	$13.03	$12.93	$12.63
Total return	5.97%	(15.20)%	0.77%	2.38%	9.92%
Net assets, end of year (000’s)	947	901	1,132	1,137	1,125
Expenses to average net assets [B]	2.28%	1.97%	2.04%	2.07%	2.07%
Net investment income to average net assets	1.13%	0.54%	2.71%	2.65%	2.41%
Portfolio turnover rate	1.78%	1.91%	2.07%	6.51%	3.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	17	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$12.40	$14.52	$14.32	$13.90	$12.56
Net Investment Income [A]	1.60	0.79	0.44	0.72	0.82
Net realized and unrealized gains (losses) on securities	(0.78)	(2.91)	(0.24)	(0.30)	0.52
Net increase (decrease) in accumulation unit value	0.82	(2.12)	0.20	0.42	1.34
Accumulation unit value at end of year	$13.22	$12.40	$14.52	$14.32	$13.90
Total return	6.61%	(14.60)%	1.40%	3.02%	10.67%
Net assets, end of year (000’s)	2,700	3,760	4,866	5,184	6,753
Expenses to average net assets [B]	2.28%	1.97%	2.04%	2.07%	2.07%
Net investment income to average net assets	1.13%	0.54%	2.71%	2.65%	2.41%
Portfolio turnover rate	1.78%	1.91%	2.07%	6.51%	3.68%

	Universal VIA Conservative Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$11.97	$14.05	$13.88	$13.50	$12.23
Net Investment Income [A]	1.60	0.79	0.44	0.72	0.82
Net realized and unrealized gains (losses) on securities	(0.83)	(2.87)	(0.27)	(0.34)	0.45
Net increase (decrease) in accumulation unit value	0.77	(2.08)	0.17	0.38	1.27
Accumulation unit value at end of year	$12.74	$11.97	$14.05	$13.88	$13.50
Total return	6.43%	(14.80)%	1.22%	2.81%	10.38%
Net assets, end of year (000’s)	569	655	874	952	1,121
Expenses to average net assets [B]	2.28%	1.97%	2.04%	2.07%	2.07%
Net investment income to average net assets	1.13%	0.54%	2.71%	2.65%	2.41%
Portfolio turnover rate	1.78%	1.91%	2.07%	6.51%	3.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	18	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$11.86	$13.93	$13.77	$13.40	$12.14
Net Investment Income [A]	1.60	0.79	0.44	0.72	0.82
Net realized and unrealized gains (losses) on securities	(0.84)	(2.86)	(0.28)	(0.35)	0.44
Net increase (decrease) in accumulation unit value	0.76	(2.07)	0.16	0.37	1.26
Accumulation unit value at end of year	$12.62	$11.86	$13.93	$13.77	$13.40
Total return	6.41%	(14.86)%	1.16%	2.76%	10.38%
Net assets, end of year (000’s)	8,124	8,888	12,254	14,516	15,064
Expenses to average net assets [B]	2.28%	1.97%	2.04%	2.07%	2.07%
Net investment income to average net assets	1.13%	0.54%	2.71%	2.65%	2.41%
Portfolio turnover rate	1.78%	1.91%	2.07%	6.51%	3.68%

	Universal VIA Conservative Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$11.45	$13.47	$13.35	$13.01	$11.81
Net Investment Income [A]	1.60	0.79	0.44	0.72	0.82
Net realized and unrealized gains (losses) on securities	(0.89)	(2.81)	(0.32)	(0.38)	0.38
Net increase (decrease) in accumulation unit value	0.71	(2.02)	0.12	0.34	1.20
Accumulation unit value at end of year	$12.16	$11.45	$13.47	$13.35	$13.01
Total return	6.20%	(15.00)%	0.90%	2.61%	10.16%
Net assets, end of year (000’s)	1,543	1,740	2,196	2,797	2,074
Expenses to average net assets [B]	2.28%	1.97%	2.04%	2.07%	2.07%
Net investment income to average net assets	1.13%	0.54%	2.71%	2.65%	2.41%
Portfolio turnover rate	1.78%	1.91%	2.07%	6.51%	3.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	19	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$13.79	$16.46	$15.87	$14.94	$13.19
Net Investment Income [A]	1.04	0.40	0.22	0.56	0.55
Net realized and unrealized gains (losses) on securities	0.01	(3.07)	0.37	0.37	1.20
Net increase (decrease) in accumulation unit value	1.05	(2.67)	0.59	0.93	1.75
Accumulation unit value at end of year	$14.84	$13.79	$16.46	$15.87	$14.94
Total return	7.61%	(16.22)%	3.72%	6.22%	13.27%
Net assets, end of year (000’s)	132,694	137,842	178,311	181,575	186,091
Expenses to average net assets [B]	1.95%	1.96%	1.99%	2.01%	2.02%
Net investment income to average net assets	1.24%	0.39%	4.42%	2.82%	3.34%
Portfolio turnover rate	0.95%	2.88%	1.95%	2.68%	4.32%

	Universal VIA Moderate Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$13.31	$15.92	$15.38	$14.51	$12.84
Net Investment Income [A]	1.04	0.40	0.22	0.56	0.55
Net realized and unrealized gains (losses) on securities	(0.05)	(3.01)	0.32	0.31	1.12
Net increase (decrease) in accumulation unit value	0.99	(2.61)	0.54	0.87	1.67
Accumulation unit value at end of year	$14.30	$13.31	$15.92	$15.38	$14.51
Total return	7.44%	(16.39)%	3.51%	6.00%	13.01%
Net assets, end of year (000’s)	16,059	17,623	21,942	22,480	23,070
Expenses to average net assets [B]	1.95%	1.96%	1.99%	2.01%	2.02%
Net investment income to average net assets	1.24%	0.39%	4.42%	2.82%	3.34%
Portfolio turnover rate	0.95%	2.88%	1.95%	2.68%	4.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	20	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$13.60	$16.28	$15.73	$14.85	$13.14
Net Investment Income [A]	1.04	0.40	0.22	0.56	0.55
Net realized and unrealized gains (losses) on securities	(0.04)	(3.08)	0.33	0.32	1.16
Net increase (decrease) in accumulation unit value	1.00	(2.68)	0.55	0.88	1.71
Accumulation unit value at end of year	$14.60	$13.60	$16.28	$15.73	$14.85
Total return	7.35%	(16.46)%	3.50%	5.93%	13.01%
Net assets, end of year (000’s)	13,774	15,167	19,776	20,391	21,141
Expenses to average net assets [B]	1.95%	1.96%	1.99%	2.01%	2.02%
Net investment income to average net assets	1.24%	0.39%	4.42%	2.82%	3.34%
Portfolio turnover rate	0.95%	2.88%	1.95%	2.68%	4.32%

	Universal VIA Moderate Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$13.17	$15.80	$15.30	$14.48	$12.84
Net Investment Income [A]	1.04	0.40	0.22	0.56	0.55
Net realized and unrealized gains (losses) on securities	(0.09)	(3.03)	0.28	0.26	1.09
Net increase (decrease) in accumulation unit value	0.95	(2.63)	0.50	0.82	1.64
Accumulation unit value at end of year	$14.12	$13.17	$15.80	$15.30	$14.48
Total return	7.21%	(16.65)%	3.27%	5.66%	12.77%
Net assets, end of year (000’s)	2,192	3,171	4,673	4,807	8,817
Expenses to average net assets [B]	1.95%	1.96%	1.99%	2.01%	2.02%
Net investment income to average net assets	1.24%	0.39%	4.42%	2.82%	3.34%
Portfolio turnover rate	0.95%	2.88%	1.95%	2.68%	4.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	21	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$12.51	$15.02	$14.56	$13.78	$12.23
Net Investment Income [A]	1.04	0.40	0.22	0.56	0.55
Net realized and unrealized gains (losses) on securities	(0.16)	(2.91)	0.24	0.22	1.00
Net increase (decrease) in accumulation unit value	0.88	(2.51)	0.46	0.78	1.55
Accumulation unit value at end of year	$13.39	$12.51	$15.02	$14.56	$13.78
Total return	7.03%	(16.71)%	3.16%	5.66%	12.67%
Net assets, end of year (000’s)	3,872	6,309	5,238	4,917	4,967
Expenses to average net assets [B]	1.95%	1.96%	1.99%	2.01%	2.02%
Net investment income to average net assets	1.24%	0.39%	4.42%	2.82%	3.34%
Portfolio turnover rate	0.95%	2.88%	1.95%	2.68%	4.32%

	Universal VIA Moderate Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$12.07	$14.53	$14.11	$13.38	$11.90
Net Investment Income [A]	1.04	0.40	0.22	0.56	0.55
Net realized and unrealized gains (losses) on securities	(0.21)	(2.86)	0.20	0.17	0.93
Net increase (decrease) in accumulation unit value	0.83	(2.46)	0.42	0.73	1.48
Accumulation unit value at end of year	$12.90	$12.07	$14.53	$14.11	$13.38
Total return	6.88%	(16.93)%	2.98%	5.46%	12.44%
Net assets, end of year (000’s)	649	703	835	814	760
Expenses to average net assets [B]	1.95%	1.96%	1.99%	2.01%	2.02%
Net investment income to average net assets	1.24%	0.39%	4.42%	2.82%	3.34%
Portfolio turnover rate	0.95%	2.88%	1.95%	2.68%	4.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	22	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$13.54	$16.19	$15.62	$14.73	$13.01
Net Investment Income [A]	1.04	0.40	0.22	0.56	0.55
Net realized and unrealized gains (losses) on securities	(0.01)	(3.05)	0.35	0.33	1.17
Net increase (decrease) in accumulation unit value	1.03	(2.65)	0.57	0.89	1.72
Accumulation unit value at end of year	$14.57	$13.54	$16.19	$15.62	$14.73
Total return	7.61%	(16.37)%	3.65%	6.04%	13.22%
Net assets, end of year (000’s)	12,134	12,833	16,941	18,264	20,141
Expenses to average net assets [B]	1.95%	1.96%	1.99%	2.01%	2.02%
Net investment income to average net assets	1.24%	0.39%	4.42%	2.82%	3.34%
Portfolio turnover rate	0.95%	2.88%	1.95%	2.68%	4.32%

	Universal VIA Moderate Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$13.07	$15.66	$15.14	$14.30	$12.66
Net Investment Income [A]	1.04	0.40	0.22	0.56	0.55
Net realized and unrealized gains (losses) on securities	(0.08)	(2.99)	0.30	0.28	1.09
Net increase (decrease) in accumulation unit value	0.96	(2.59)	0.52	0.84	1.64
Accumulation unit value at end of year	$14.03	$13.07	$15.66	$15.14	$14.30
Total return	7.35%	(16.54)%	3.43%	5.87%	12.95%
Net assets, end of year (000’s)	2,056	2,540	3,210	3,173	3,321
Expenses to average net assets [B]	1.95%	1.96%	1.99%	2.01%	2.02%
Net investment income to average net assets	1.24%	0.39%	4.42%	2.82%	3.34%
Portfolio turnover rate	0.95%	2.88%	1.95%	2.68%	4.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	23	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$12.96	$15.53	$15.02	$14.20	$12.57
Net Investment Income [A]	1.04	0.40	0.22	0.56	0.55
Net realized and unrealized gains (losses) on securities	(0.10)	(2.97)	0.29	0.26	1.08
Net increase (decrease) in accumulation unit value	0.94	(2.57)	0.51	0.82	1.63
Accumulation unit value at end of year	$13.90	$12.96	$15.53	$15.02	$14.20
Total return	7.25%	(16.55)%	3.40%	5.77%	12.97%
Net assets, end of year (000’s)	28,637	34,487	47,475	49,916	57,706
Expenses to average net assets [B]	1.95%	1.96%	1.99%	2.01%	2.02%
Net investment income to average net assets	1.24%	0.39%	4.42%	2.82%	3.34%
Portfolio turnover rate	0.95%	2.88%	1.95%	2.68%	4.32%

	Universal VIA Moderate Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$12.51	$15.02	$14.56	$13.78	$12.23
Net Investment Income [A]	1.04	0.40	0.22	0.56	0.55
Net realized and unrealized gains (losses) on securities	(0.16)	(2.91)	0.24	0.22	1.00
Net increase (decrease) in accumulation unit value	0.88	(2.51)	0.46	0.78	1.55
Accumulation unit value at end of year	$13.39	$12.51	$15.02	$14.56	$13.78
Total return	7.03%	(16.71)%	3.16%	5.66%	12.67%
Net assets, end of year (000’s)	5,562	5,662	7,655	8,096	9,709
Expenses to average net assets [B]	1.95%	1.96%	1.99%	2.01%	2.02%
Net investment income to average net assets	1.24%	0.39%	4.42%	2.82%	3.34%
Portfolio turnover rate	0.95%	2.88%	1.95%	2.68%	4.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	24	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$15.99	$20.51	$18.19	$15.42	$12.78
Net Investment Income (Loss) [A]	(0.01)	(0.16)	(0.17)	0.01	0.31
Net realized and unrealized gains (losses) on securities	2.16	(4.36)	2.49	2.76	2.33
Net increase (decrease) in accumulation unit value	2.15	(4.52)	2.32	2.77	2.64
Accumulation unit value at end of year	$18.14	$15.99	$20.51	$18.19	$15.42
Total return	13.45%	(22.04)%	12.75%	17.96%	20.66%
Net assets, end of year (000’s)	16,157	13,775	16,608	13,639	11,559
Expenses to average net assets [B]	2.27%	2.12%	2.21%	2.28%	2.26%
Net investment income (loss) to average net assets	(0.14)%	(0.74)%	10.55%	3.26%	5.53%
Portfolio turnover rate	6.37%	4.35%	7.28%	7.66%	6.23%

	Universal VIA Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$15.44	$19.84	$17.63	$14.97	$12.44
Net Investment Income (Loss) [A]	(0.01)	(0.16)	(0.17)	0.01	0.31
Net realized and unrealized gains (losses) on securities	2.04	(4.24)	2.38	2.65	2.22
Net increase (decrease) in accumulation unit value	2.03	(4.40)	2.21	2.66	2.53
Accumulation unit value at end of year	$17.47	$15.44	$19.84	$17.63	$14.97
Total return	13.15%	(22.18)%	12.54%	17.77%	20.34%
Net assets, end of year (000’s)	1,067	1,192	1,659	1,617	1,446
Expenses to average net assets [B]	2.27%	2.12%	2.21%	2.28%	2.26%
Net investment income (loss) to average net assets	(0.14)%	(0.74)%	10.55%	3.26%	5.53%
Portfolio turnover rate	6.37%	4.35%	7.28%	7.66%	6.23%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	25	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$15.77	$20.28	$18.04	$15.32	$12.74
Net Investment Income (Loss) [A]	(0.01)	(0.16)	(0.17)	0.01	0.31
Net realized and unrealized gains (losses) on securities	2.09	(4.35)	2.41	2.71	2.27
Net increase (decrease) in accumulation unit value	2.08	(4.51)	2.24	2.72	2.58
Accumulation unit value at end of year	$17.85	$15.77	$20.28	$18.04	$15.32
Total return	13.19%	(22.24)%	12.42%	17.75%	20.25%
Net assets, end of year (000’s)	2,976	3,168	4,306	4,059	3,815
Expenses to average net assets [B]	2.27%	2.12%	2.21%	2.28%	2.26%
Net investment income (loss) to average net assets	(0.14)%	(0.74)%	10.55%	3.26%	5.53%
Portfolio turnover rate	6.37%	4.35%	7.28%	7.66%	6.23%

	Universal VIA Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$15.28	$19.69	$17.54	$14.93	$12.44
Net Investment Income (Loss) [A]	(0.01)	(0.16)	(0.17)	0.01	0.31
Net realized and unrealized gains (losses) on securities	1.98	(4.25)	2.32	2.60	2.18
Net increase (decrease) in accumulation unit value	1.97	(4.41)	2.15	2.61	2.49
Accumulation unit value at end of year	$17.25	$15.28	$19.69	$17.54	$14.93
Total return	12.89%	(22.40)%	12.26%	17.48%	20.02%
Net assets, end of year (000’s)	1,409	1,309	1,773	1,655	1,373
Expenses to average net assets [B]	2.27%	2.12%	2.21%	2.28%	2.26%
Net investment income (loss) to average net assets	(0.14)%	(0.74)%	10.55%	3.26%	5.53%
Portfolio turnover rate	6.37%	4.35%	7.28%	7.66%	6.23%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	26	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$14.51	$18.71	$16.69	$14.22	$11.86
Net Investment Income (Loss) [A]	(0.01)	(0.16)	(0.17)	0.01	0.31
Net realized and unrealized gains (losses) on securities	1.86	(4.04)	2.19	2.46	2.05
Net increase (decrease) in accumulation unit value	1.85	(4.20)	2.02	2.47	2.36
Accumulation unit value at end of year	$16.36	$14.51	$18.71	$16.69	$14.22
Total return	12.75%	(22.45)%	12.10%	17.37%	19.90%
Net assets, end of year (000’s)	6,560	4,615	5,858	5,206	768
Expenses to average net assets [B]	2.27%	2.12%	2.21%	2.28%	2.26%
Net investment income (loss) to average net assets	(0.14)%	(0.74)%	10.55%	3.26%	5.53%
Portfolio turnover rate	6.37%	4.35%	7.28%	7.66%	6.23%

	Universal VIA Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$14.00	$18.10	$16.17	$13.81	$11.53
Net Investment Income (Loss) [A]	(0.01)	(0.16)	(0.17)	0.01	0.31
Net realized and unrealized gains (losses) on securities	1.77	(3.94)	2.10	2.35	1.97
Net increase (decrease) in accumulation unit value	1.76	(4.10)	1.93	2.36	2.28
Accumulation unit value at end of year	$15.76	$14.00	$18.10	$16.17	$13.81
Total return	12.57%	(22.65)%	11.94%	17.09%	19.77%
Net assets, end of year (000’s)	22	38	49	44	29
Expenses to average net assets [B]	2.27%	2.12%	2.21%	2.28%	2.26%
Net investment income (loss) to average net assets	(0.14)%	(0.74)%	10.55%	3.26%	5.53%
Portfolio turnover rate	6.37%	4.35%	7.28%	7.66%	6.23%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	27	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$15.71	$20.17	$17.91	$15.19	$12.61
Net Investment Income (Loss) [A]	(0.01)	(0.16)	(0.17)	0.01	0.31
Net realized and unrealized gains (losses) on securities	2.10	(4.30)	2.43	2.71	2.27
Net increase (decrease) in accumulation unit value	2.09	(4.46)	2.26	2.72	2.58
Accumulation unit value at end of year	$17.80	$15.71	$20.17	$17.91	$15.19
Total return	13.30%	(22.11)%	12.62%	17.91%	20.46%
Net assets, end of year (000’s)	675	571	751	777	678
Expenses to average net assets [B]	2.27%	2.12%	2.21%	2.28%	2.26%
Net investment income (loss) to average net assets	(0.14)%	(0.74)%	10.55%	3.26%	5.53%
Portfolio turnover rate	6.37%	4.35%	7.28%	7.66%	6.23%

	Universal VIA Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$15.16	$19.51	$17.36	$14.75	$12.27
Net Investment Income (Loss) [A]	(0.01)	(0.16)	(0.17)	0.01	0.31
Net realized and unrealized gains (losses) on securities	2.00	(4.19)	2.32	2.60	2.17
Net increase (decrease) in accumulation unit value	1.99	(4.35)	2.15	2.61	2.48
Accumulation unit value at end of year	$17.15	$15.16	$19.51	$17.36	$14.75
Total return	13.13%	(22.30)%	12.38%	17.69%	20.21%
Net assets, end of year (000’s)	65	58	74	124	106
Expenses to average net assets [B]	2.27%	2.12%	2.21%	2.28%	2.26%
Net investment income (loss) to average net assets	(0.14)%	(0.74)%	10.55%	3.26%	5.53%
Portfolio turnover rate	6.37%	4.35%	7.28%	7.66%	6.23%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	28	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31,	Year Ending Dec. 31,	Year Ending Dec. 31,	Year Ending Dec. 31,	Year Ending Dec. 31,
	2023	2022	2021	2020	2019
Accumulation unit value at beginning of year	$15.03	$19.35	$17.22	$14.65	$12.18
Net Investment Income (Loss) [A]	(0.01)	(0.16)	(0.17)	0.01	0.31
Net realized and unrealized gains (losses) on securities	1.97	(4.16)	2.30	2.56	2.16
Net increase (decrease) in accumulation unit value	1.96	(4.32)	2.13	2.57	2.47
Accumulation unit value at end of year	$16.99	$15.03	$19.35	$17.22	$14.65
Total return	13.04%	(22.33)%	12.37%	17.54%	20.28%
Net assets, end of year (000’s)	9,411	8,633	11,191	10,214	8,329
Expenses to average net assets [B]	2.27%	2.12%	2.21%	2.28%	2.26%
Net investment income (loss) to average net assets	(0.14)%	(0.74)%	10.55%	3.26%	5.53%
Portfolio turnover rate	6.37%	4.35%	7.28%	7.66%	6.23%

	Universal VIA Growth Allocation, L Share, M&E 1.75% Enhanced Benefits
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$14.51	$18.71	$16.69	$14.22	$11.86
Net Investment Income (Loss) [A]	(0.01)	(0.16)	(0.17)	0.01	0.31
Net realized and unrealized gains (losses) on securities	1.86	(4.04)	2.19	2.46	2.05
Net increase (decrease) in accumulation unit value	1.85	(4.20)	2.02	2.47	2.36
Accumulation unit value at end of year	$16.36	$14.51	$18.71	$16.69	$14.22
Total return	12.75%	(22.45)%	12.10%	17.37%	19.90%
Net assets, end of year (000’s)	1,079	953	1,227	1,068	895
Expenses to average net assets [B]	2.27%	2.12%	2.21%	2.28%	2.26%
Net investment income (loss) to average net assets	(0.14)%	(0.74)%	10.55%	3.26%	5.53%
Portfolio turnover rate	6.37%	4.35%	7.28%	7.66%	6.23%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	29	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$15.29	$19.18	$17.64	$15.25	$13.10
Net Investment Income (Loss) [A]	0.53	0.19	(0.03)	0.37	0.44
Net realized and unrealized gains (losses) on securities	1.14	(4.08)	1.57	2.02	1.71
Net increase (decrease) in accumulation unit value	1.67	(3.89)	1.54	2.39	2.15
Accumulation unit value at end of year	$16.96	$15.29	$19.18	$17.64	$15.25
Total return	10.92%	(20.28)%	8.73%	15.67%	16.41%
Net assets, end of year (000’s)	29,380	28,262	38,423	34,410	29,802
Expenses to average net assets [B]	2.12%	2.02%	2.09%	2.13%	2.11%
Net investment income (loss) to average net assets	0.53%	(0.19)%	8.16%	3.02%	4.46%
Portfolio turnover rate	2.93%	4.43%	4.76%	5.67%	4.30%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$14.76	$18.55	$17.10	$14.81	$12.75
Net Investment Income (Loss) [A]	0.53	0.19	(0.03)	0.37	0.44
Net realized and unrealized gains (losses) on securities	1.05	(3.98)	1.48	1.92	1.62
Net increase (decrease) in accumulation unit value	1.58	(3.79)	1.45	2.29	2.06
Accumulation unit value at end of year	$16.34	$14.76	$18.55	$17.10	$14.81
Total return	10.70%	(20.43)%	8.48%	15.46%	16.16%
Net assets, end of year (000’s)	5,385	5,290	6,369	5,961	4,928
Expenses to average net assets [B]	2.12%	2.02%	2.09%	2.13%	2.11%
Net investment income (loss) to average net assets	0.53%	(0.19)%	8.16%	3.02%	4.46%
Portfolio turnover rate	2.93%	4.43%	4.76%	5.67%	4.30%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	30	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$15.09	$18.96	$17.49	$15.15	$13.05
Net Investment Income (Loss) [A]	0.53	0.19	(0.03)	0.37	0.44
Net realized and unrealized gains (losses) on securities	1.07	(4.06)	1.50	1.97	1.66
Net increase (decrease) in accumulation unit value	1.60	(3.87)	1.47	2.34	2.10
Accumulation unit value at end of year	$16.69	$15.09	$18.96	$17.49	$15.15
Total return	10.60%	(20.41)%	8.40%	15.45%	16.09%
Net assets, end of year (000’s)	8,511	8,311	10,326	9,922	11,047
Expenses to average net assets [B]	2.12%	2.02%	2.09%	2.13%	2.11%
Net investment income (loss) to average net assets	0.53%	(0.19)%	8.16%	3.02%	4.46%
Portfolio turnover rate	2.93%	4.43%	4.76%	5.67%	4.30%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$14.61	$18.41	$17.01	$14.77	$12.75
Net Investment Income (Loss) [A]	0.53	0.19	(0.03)	0.37	0.44
Net realized and unrealized gains (losses) on securities	0.99	(3.99)	1.43	1.87	1.58
Net increase (decrease) in accumulation unit value	1.52	(3.80)	1.40	2.24	2.02
Accumulation unit value at end of year	$16.13	$14.61	$18.41	$17.01	$14.77
Total return	10.40%	(20.64)%	8.23%	15.17%	15.84%
Net assets, end of year (000’s)	872	882	1,143	1,207	1,504
Expenses to average net assets [B]	2.12%	2.02%	2.09%	2.13%	2.11%
Net investment income (loss) to average net assets	0.53%	(0.19)%	8.16%	3.02%	4.46%
Portfolio turnover rate	2.93%	4.43%	4.76%	5.67%	4.30%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	31	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$13.87	$17.49	$16.18	$14.06	$12.15
Net Investment Income (Loss) [A]	0.53	0.19	(0.03)	0.37	0.44
Net realized and unrealized gains (losses) on securities	0.90	(3.81)	1.34	1.75	1.47
Net increase (decrease) in accumulation unit value	1.43	(3.62)	1.31	2.12	1.91
Accumulation unit value at end of year	$15.30	$13.87	$17.49	$16.18	$14.06
Total return	10.31%	(20.70)%	8.10%	15.08%	15.72%
Net assets, end of year (000’s)	1,047	1,137	1,367	1,247	1,290
Expenses to average net assets [B]	2.12%	2.02%	2.09%	2.13%	2.11%
Net investment income (loss) to average net assets	0.53%	(0.19)%	8.16%	3.02%	4.46%
Portfolio turnover rate	2.93%	4.43%	4.76%	5.67%	4.30%

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$13.39	$16.92	$15.68	$13.66	$11.82
Net Investment Income (Loss) [A]	0.53	0.19	(0.03)	0.37	0.44
Net realized and unrealized gains (losses) on securities	0.82	(3.72)	1.27	1.65	1.40
Net increase (decrease) in accumulation unit value	1.35	(3.53)	1.24	2.02	1.84
Accumulation unit value at end of year	$14.74	$13.39	$16.92	$15.68	$13.66
Total return	10.08%	(20.86)%	7.91%	14.79%	15.57%
Net assets, end of year (000’s)	82	97	582	779	693
Expenses to average net assets [B]	2.12%	2.02%	2.09%	2.13%	2.11%
Net investment income (loss) to average net assets	0.53%	(0.19)%	8.16%	3.02%	4.46%
Portfolio turnover rate	2.93%	4.43%	4.76%	5.67%	4.30%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	32	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$15.03	$18.86	$17.37	$15.02	$12.92
Net Investment Income (Loss) [A]	0.53	0.19	(0.03)	0.37	0.44
Net realized and unrealized gains (losses) on securities	1.09	(4.02)	1.52	1.98	1.66
Net increase (decrease) in accumulation unit value	1.62	(3.83)	1.49	2.35	2.10
Accumulation unit value at end of year	$16.65	$15.03	$18.86	$17.37	$15.02
Total return	10.78%	(20.31)%	8.58%	15.65%	16.25%
Net assets, end of year (000’s)	1,772	1,702	2,201	2,022	1,857
Expenses to average net assets [B]	2.12%	2.02%	2.09%	2.13%	2.11%
Net investment income (loss) to average net assets	0.53%	(0.19)%	8.16%	3.02%	4.46%
Portfolio turnover rate	2.93%	4.43%	4.76%	5.67%	4.30%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$14.50	$18.24	$16.83	$14.59	$12.58
Net Investment Income (Loss) [A]	0.53	0.19	(0.03)	0.37	0.44
Net realized and unrealized gains (losses) on securities	1.00	(3.93)	1.44	1.87	1.57
Net increase (decrease) in accumulation unit value	1.53	(3.74)	1.41	2.24	2.01
Accumulation unit value at end of year	$16.03	$14.50	$18.24	$16.83	$14.59
Total return	10.55%	(20.50)%	8.38%	15.35%	15.98%
Net assets, end of year (000’s)	124	168	209	245	213
Expenses to average net assets [B]	2.12%	2.02%	2.09%	2.13%	2.11%
Net investment income (loss) to average net assets	0.53%	(0.19)%	8.16%	3.02%	4.46%
Portfolio turnover rate	2.93%	4.43%	4.76%	5.67%	4.30%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	33	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$14.38	$18.09	$16.70	$14.48	$12.49
Net Investment Income (Loss) [A]	0.53	0.19	(0.03)	0.37	0.44
Net realized and unrealized gains (losses) on securities	0.97	(3.90)	1.42	1.85	1.55
Net increase (decrease) in accumulation unit value	1.50	(3.71)	1.39	2.22	1.99
Accumulation unit value at end of year	$15.88	$14.38	$18.09	$16.70	$14.48
Total return	10.43%	(20.51)%	8.32%	15.33%	15.93%
Net assets, end of year (000’s)	5,832	6,092	8,809	8,824	8,529
Expenses to average net assets [B]	2.12%	2.02%	2.09%	2.13%	2.11%
Net investment income (loss) to average net assets	0.53%	(0.19)%	8.16%	3.02%	4.46%
Portfolio turnover rate	2.93%	4.43%	4.76%	5.67%	4.30%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$13.87	$17.49	$16.18	$14.06	$12.15
Net Investment Income (Loss) [A]	0.53	0.19	(0.03)	0.37	0.44
Net realized and unrealized gains (losses) on securities	0.90	(3.81)	1.34	1.75	1.47
Net increase (decrease) in accumulation unit value	1.43	(3.62)	1.31	2.12	1.91
Accumulation unit value at end of year	$15.30	$13.87	$17.49	$16.18	$14.06
Total return	10.31%	(20.70)%	8.10%	15.08%	15.72%
Net assets, end of year (000’s)	1,688	1,721	2,348	2,225	2,011
Expenses to average net assets [B]	2.12%	2.02%	2.09%	2.13%	2.11%
Net investment income (loss) to average net assets	0.53%	(0.19)%	8.16%	3.02%	4.46%
Portfolio turnover rate	2.93%	4.43%	4.76%	5.67%	4.30%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	34	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$10.98	$13.82	$13.03	$11.68	$9.76
Net Investment Income [A]	0.89	0.21	0.20	0.19	0.52
Net realized and unrealized gains (losses) on securities	0.03	(3.05)	0.59	1.16	1.40
Net increase (decrease) in accumulation unit value	0.92	(2.84)	0.79	1.35	1.92
Accumulation unit value at end of year	$11.90	$10.98	$13.82	$13.03	$11.68
Total return	8.38%	(20.55)%	6.06%	11.56%	19.67%
Net assets, end of year (000’s)	2,282	2,066	2,468	2,110	1,917
Expenses to average net assets [B]	3.08%	2.44%	2.44%	2.52%	2.26%
Net investment income (loss) to average net assets	(0.16)%	(0.76)%	3.30%	(1.38)%	(0.03)%
Portfolio turnover rate	2.83%	8.01%	8.03%	5.16%	7.68%

	Universal VIA International Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$10.60	$13.36	$12.63	$11.34	$9.49
Net Investment Income [A]	0.89	0.21	0.20	0.19	0.52
Net realized and unrealized gains (losses) on securities	(0.02)	(2.97)	0.53	1.10	1.33
Net increase (decrease) in accumulation unit value	0.87	(2.76)	0.73	1.29	1.85
Accumulation unit value at end of year	$11.47	$10.60	$13.36	$12.63	$11.34
Total return	8.21%	(20.66)%	5.78%	11.38%	19.49%
Net assets, end of year (000’s)	137	132	608	585	565
Expenses to average net assets [B]	3.08%	2.44%	2.44%	2.52%	2.26%
Net investment income (loss) to average net assets	(0.16)%	(0.76)%	3.30%	(1.38)%	(0.03)%
Portfolio turnover rate	2.83%	8.01%	8.03%	5.16%	7.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	35	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$10.83	$13.66	$12.92	$11.60	$9.72
Net Investment Income [A]	0.89	0.21	0.20	0.19	0.52
Net realized and unrealized gains (losses) on securities	(0.01)	(3.04)	0.54	1.13	1.36
Net increase (decrease) in accumulation unit value	0.88	(2.83)	0.74	1.32	1.88
Accumulation unit value at end of year	$11.71	$10.83	$13.66	$12.92	$11.60
Total return	8.13%	(20.72)%	5.73%	11.38%	19.34%
Net assets, end of year (000’s)	1,289	1,551	2,049	2,370	2,200
Expenses to average net assets [B]	3.08%	2.44%	2.44%	2.52%	2.26%
Net investment income (loss) to average net assets	(0.16)%	(0.76)%	3.30%	(1.38)%	(0.03)%
Portfolio turnover rate	2.83%	8.01%	8.03%	5.16%	7.68%

	Universal VIA International Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$10.49	$13.26	$12.57	$11.31	$9.49
Net Investment Income [A]	0.89	0.21	0.20	0.19	0.52
Net realized and unrealized gains (losses) on securities	(0.06)	(2.98)	0.49	1.07	1.30
Net increase (decrease) in accumulation unit value	0.83	(2.77)	0.69	1.26	1.82
Accumulation unit value at end of year	$11.32	$10.49	$13.26	$12.57	$11.31
Total return	7.91%	(20.89)%	5.49%	11.14%	19.18%
Net assets, end of year (000’s)	209	306	384	397	384
Expenses to average net assets [B]	3.08%	2.44%	2.44%	2.52%	2.26%
Net investment income (loss) to average net assets	(0.16)%	(0.76)%	3.30%	(1.38)%	(0.03)%
Portfolio turnover rate	2.83%	8.01%	8.03%	5.16%	7.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	36	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$9.96	$12.60	$11.96	$10.77	$9.05
Net Investment Income [A]	0.89	0.21	0.20	0.19	0.52
Net realized and unrealized gains (losses) on securities	(0.11)	(2.85)	0.44	1.00	1.20
Net increase (decrease) in accumulation unit value	0.78	(2.64)	0.64	1.19	1.72
Accumulation unit value at end of year	$10.74	$9.96	$12.60	$11.96	$10.77
Total return	7.83%	(20.95)%	5.35%	11.05%	19.01%
Net assets, end of year (000’s)	286	266	301	307	271
Expenses to average net assets [B]	3.08%	2.44%	2.44%	2.52%	2.26%
Net investment income (loss) to average net assets	(0.16)%	(0.76)%	3.30%	(1.38)%	(0.03)%
Portfolio turnover rate	2.83%	8.01%	8.03%	5.16%	7.68%

	Universal VIA International Growth Allocation, C Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$9.61	$12.19	$11.59	$10.46	$8.80
Net Investment Income [A]	0.89	0.21	0.20	0.19	0.52
Net realized and unrealized gains (losses) on securities	(0.16)	(2.79)	0.40	0.94	1.14
Net increase (decrease) in accumulation unit value	0.73	(2.58)	0.60	1.13	1.66
Accumulation unit value at end of year	$10.34	$9.61	$12.19	$11.59	$10.46
Total return	7.60%	(21.16)%	5.18%	10.80%	18.86%
Net assets, end of year (000’s)	16	15	16	16	15
Expenses to average net assets [B]	3.08%	2.44%	2.44%	2.52%	2.26%
Net investment income (loss) to average net assets	(0.16)%	(0.76)%	3.30%	(1.38)%	(0.03)%
Portfolio turnover rate	2.83%	8.01%	8.03%	5.16%	7.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	37	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$10.79	$13.59	$12.83	$11.51	$9.62
Net Investment Income [A]	0.89	0.21	0.20	0.19	0.52
Net realized and unrealized gains (losses) on securities	(0.00)	(3.01)	0.56	1.13	1.37
Net increase (decrease) in accumulation unit value	0.89	(2.80)	0.76	1.32	1.89
Accumulation unit value at end of year	$11.68	$10.79	$13.59	$12.83	$11.51
Total return	8.25%	(20.60)%	5.92%	11.47%	19.65%
Net assets, end of year (000’s)	82	76	176	166	160
Expenses to average net assets [B]	3.08%	2.44%	2.44%	2.52%	2.26%
Net investment income (loss) to average net assets	(0.16)%	(0.76)%	3.30%	(1.38)%	(0.03)%
Portfolio turnover rate	2.83%	8.01%	8.03%	5.16%	7.68%

	Universal VIA International Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$10.41	$13.14	$12.43	$11.17	$9.36
Net Investment Income [A]	0.89	0.21	0.20	0.19	0.52
Net realized and unrealized gains (losses) on securities	(0.05)	(2.94)	0.51	1.07	1.29
Net increase (decrease) in accumulation unit value	0.84	(2.73)	0.71	1.26	1.81
Accumulation unit value at end of year	$11.25	$10.41	$13.14	$12.43	$11.17
Total return	8.07%	(20.78)%	5.71%	11.28%	19.34%
Net assets, end of year (000’s)	11	10	12	12	10
Expenses to average net assets [B]	3.08%	2.44%	2.44%	2.52%	2.26%
Net investment income (loss) to average net assets	(0.16)%	(0.76)%	3.30%	(1.38)%	(0.03)%
Portfolio turnover rate	2.83%	8.01%	8.03%	5.16%	7.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	38	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$10.32	$13.03	$12.34	$11.09	$9.30
Net Investment Income [A]	0.89	0.21	0.20	0.19	0.52
Net realized and unrealized gains (losses) on securities	(0.06)	(2.92)	0.49	1.06	1.27
Net increase (decrease) in accumulation unit value	0.83	(2.71)	0.69	1.25	1.79
Accumulation unit value at end of year	$11.15	$10.32	$13.03	$12.34	$11.09
Total return	8.04%	(20.80)%	5.59%	11.27%	19.25%
Net assets, end of year (000’s)	564	926	1,226	1,174	1,124
Expenses to average net assets [B]	3.08%	2.44%	2.44%	2.52%	2.26%
Net investment income (loss) to average net assets	(0.16)%	(0.76)%	3.30%	(1.38)%	(0.03)%
Portfolio turnover rate	2.83%	8.01%	8.03%	5.16%	7.68%

	Universal VIA International Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$9.96	$12.60	$11.96	$10.77	$9.05
Net Investment Income [A]	0.89	0.21	0.20	0.19	0.52
Net realized and unrealized gains (losses) on securities	(0.11)	(2.85)	0.44	1.00	1.20
Net increase (decrease) in accumulation unit value	0.78	(2.64)	0.64	1.19	1.72
Accumulation unit value at end of year	$10.74	$9.96	$12.60	$11.96	$10.77
Total return	7.83%	(20.95)%	5.35%	11.05%	19.01%
Net assets, end of year (000’s)	286	280	347	297	262
Expenses to average net assets [B]	3.08%	2.44%	2.44%	2.52%	2.26%
Net investment income (loss) to average net assets	(0.16)%	(0.76)%	3.30%	(1.38)%	(0.03)%
Portfolio turnover rate	2.83%	8.01%	8.03%	5.16%	7.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	39	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.40%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$7.33	$7.40	$7.55	$7.67	$7.72
Net Investment Income (Loss) [A]	(0.05)	(0.32)	(0.54)	0.07	0.03
Net realized and unrealized gains (losses) on securities	0.22	0.25	0.39	(0.19)	(0.08)
Net increase (decrease) in accumulation unit value	0.17	(0.07)	(0.15)	(0.12)	(0.05)
Accumulation unit value at end of year	$7.50	$7.33	$7.40	$7.55	$7.67
Total return	2.32%	(0.95)%	(1.99)%	(1.56)%	(0.65)%
Net assets, end of year (000’s)	1,212	1,396	1,385	2,627	2,748
Expenses to average net assets [B]	3.50%	2.53%	2.39%	2.35%	2.68%
Net investment income (loss) to average net assets	1.22%	(1.24)%	(2.12)%	(1.93)%	(0.99)%
Portfolio turnover rate	42.16%	98.58%	29.32%	117.91%	76.45%

	Universal VIA Money Market, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$7.08	$7.17	$7.33	$7.46	$7.52
Net Investment Income (Loss) [A]	(0.05)	(0.32)	(0.54)	0.07	0.03
Net realized and unrealized gains (losses) on securities	0.21	0.23	0.38	(0.20)	(0.09)
Net increase (decrease) in accumulation unit value	0.16	(0.09)	(0.16)	(0.13)	(0.06)
Accumulation unit value at end of year	$7.24	$7.08	$7.17	$7.33	$7.46
Total return	2.26%	(1.26)%	(2.18)%	(1.74)%	(0.80)%
Net assets, end of year (000’s)	453	478	502	524	161
Expenses to average net assets [B]	3.50%	2.53%	2.39%	2.35%	2.68%
Net investment income (loss) to average net assets	1.22%	(1.24)%	(2.12)%	(1.93)%	(0.99)%
Portfolio turnover rate	42.16%	98.58%	29.32%	117.91%	76.45%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	40	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.65%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$7.28	$7.37	$7.53	$7.68	$7.74
Net Investment Income (Loss) [A]	(0.05)	(0.32)	(0.54)	0.07	0.03
Net realized and unrealized gains (losses) on securities	0.20	0.23	0.38	(0.22)	(0.09)
Net increase (decrease) in accumulation unit value	0.15	(0.09)	(0.16)	(0.15)	(0.06)
Accumulation unit value at end of year	$7.43	$7.28	$7.37	$7.53	$7.68
Total return	2.06%	(1.22)%	(2.12)%	(1.95)%	(0.78)%
Net assets, end of year (000’s)	315	285	821	1,090	683
Expenses to average net assets [B]	3.50%	2.53%	2.39%	2.35%	2.68%
Net investment income (loss) to average net assets	1.22%	(1.24)%	(2.12)%	(1.93)%	(0.99)%
Portfolio turnover rate	42.16%	98.58%	29.32%	117.91%	76.45%

	Universal VIA Money Market, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$6.87	$6.97	$7.14	$7.29	$7.36
Net Investment Income (Loss) [A]	(0.05)	(0.32)	(0.54)	0.07	0.03
Net realized and unrealized gains (losses) on securities	0.18	0.22	0.37	(0.22)	(0.10)
Net increase (decrease) in accumulation unit value	0.13	(0.10)	(0.17)	(0.15)	(0.07)
Accumulation unit value at end of year	$7.00	$6.87	$6.97	$7.14	$7.29
Total return	1.89%	(1.43)%	(2.38)%	(2.06)%	(0.95)%
Net assets, end of year (000’s)	69	130	60	126	137
Expenses to average net assets [B]	3.50%	2.53%	2.39%	2.35%	2.68%
Net investment income (loss) to average net assets	1.22%	(1.24)%	(2.12)%	(1.93)%	(0.99)%
Portfolio turnover rate	42.16%	98.58%	29.32%	117.91%	76.45%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	41	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, C Share, M&E 1.95%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$6.68	$6.78	$6.96	$7.11	$7.19
Net Investment Income (Loss) [A]	(0.05)	(0.32)	(0.54)	0.07	0.03
Net realized and unrealized gains (losses) on securities	0.17	0.22	0.36	(0.22)	(0.11)
Net increase (decrease) in accumulation unit value	0.12	(0.10)	(0.18)	(0.15)	(0.08)
Accumulation unit value at end of year	$6.80	$6.68	$6.78	$6.96	$7.11
Total return	1.80%	(1.47)%	(2.59)%	(2.11)%	(1.11)%
Net assets, end of year (000’s)	416	448	411	415	429
Expenses to average net assets [B]	3.50%	2.53%	2.39%	2.35%	2.68%
Net investment income (loss) to average net assets	1.22%	(1.24)%	(2.12)%	(1.93)%	(0.99)%
Portfolio turnover rate	42.16%	98.58%	29.32%	117.91%	76.45%

	Universal VIA Money Market, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$6.45	$6.57	$6.75	$6.91	$7.00
Net Investment Income (Loss) [A]	(0.05)	(0.32)	(0.54)	0.07	0.03
Net realized and unrealized gains (losses) on securities	0.16	0.20	0.36	(0.23)	(0.12)
Net increase (decrease) in accumulation unit value	0.11	(0.12)	(0.18)	(0.16)	(0.09)
Accumulation unit value at end of year	$6.56	$6.45	$6.57	$6.75	$6.91
Total return	1.71%	(1.83)%	(2.67)%	(2.32)%	(1.29)%
Net assets, end of year (000’s)	165	166	172	203	212
Expenses to average net assets [B]	3.50%	2.53%	2.39%	2.35%	2.68%
Net investment income (loss) to average net assets	1.22%	(1.24)%	(2.12)%	(1.93)%	(0.99)%
Portfolio turnover rate	42.16%	98.58%	29.32%	117.91%	76.45%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	42	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.50%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$7.20	$7.28	$-	$-	$-
Net Investment (Loss) [A]	(0.05)	(0.32)	(0.54)	-	-
Net realized and unrealized gains on securities	0.22	0.24	7.82	-	-
Net increase (decrease) in accumulation unit value	0.17	(0.08)	7.28	-	-
Accumulation unit value at end of year	$7.37	$7.20	$7.28	$-	$-
Total return	2.36%	-%	-%	-%	-%
Net assets, end of year (000’s)	58	57	1	-	-
Expenses to average net assets [B]	3.50%	2.53%	2.39%	-%	-%
Net investment income (loss) to average net assets	1.22%	(1.24)%	(2.12)%	-%	-%
Portfolio turnover rate	42.16%	98.58%	29.32%	-%	-%

	Universal VIA Money Market, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$6.97	$7.05	$7.22	$7.36	$7.42
Net Investment Income (Loss) [A]	(0.05)	(0.32)	(0.54)	0.07	0.03
Net realized and unrealized gains (losses) on securities	0.19	0.24	0.37	(0.21)	(0.09)
Net increase (decrease) in accumulation unit value	0.14	(0.08)	(0.17)	(0.14)	(0.06)
Accumulation unit value at end of year	$7.11	$6.97	$7.05	$7.22	$7.36
Total return	2.01%	(1.13)%	(2.35)%	(1.90)%	(0.81)%
Net assets, end of year (000’s)	7	7	3	4	4
Expenses to average net assets [B]	3.50%	2.53%	2.39%	2.35%	2.68%
Net investment income (loss) to average net assets	1.22%	(1.24)%	(2.12)%	(1.93)%	(0.99)%
Portfolio turnover rate	42.16%	98.58%	29.32%	117.91%	76.45%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	43	Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.75%
	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019
Accumulation unit value at beginning of year	$6.98	$7.07	$7.24	$7.39	$7.45
Net Investment Income (Loss) [A]	(0.05)	(0.32)	(0.54)	0.07	0.03
Net realized and unrealized gains (losses) on securities	0.19	0.23	0.37	(0.22)	(0.09)
Net increase (decrease) in accumulation unit value	0.14	(0.09)	(0.17)	(0.15)	(0.06)
Accumulation unit value at end of year	$7.12	$6.98	$7.07	$7.24	$7.39
Total return	2.01%	(1.27)%	(2.35)%	(2.03)%	(0.81)%
Net assets, end of year (000’s)	130	531	390	601	451
Expenses to average net assets [B]	3.50%	2.53%	2.39%	2.35%	2.68%
Net investment income (loss) to average net assets	1.22%	(1.24)%	(2.12)%	(1.93)%	(0.99)%
Portfolio turnover rate	42.16%	98.58%	29.32%	117.91%	76.45%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

Fortune V Separate Account	44	Annual Report 2023

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

1.	ORGANIZATION

Fortune V Separate Account (the “Separate Account”) is a non-diversified separate account of Universal Life Insurance Company (“ULICO”), a wholly owned subsidiary of Universal Insurance Company (“UNICO”), which is a wholly owned subsidiary of Universal Group, Inc. (“UNIGR”). ULICO is domiciled in Puerto Rico and operates under the provisions of the Puerto Rico Insurance Code. The Separate Account was established in March 2007 to record and account for assets and liabilities associated with Universal Variable Annuity (“VIA”) line of business. Effective May 24, 2021, the Separate Account became registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On December 23, 2021, the Separate Account became effective under the Securities Act of 1933, as amended (the “1933 Act”). Universal VIA sales were not available from the period from May 24, 2021 thru December 23, 2021, when the registration became effective under the 1933 Act. The Separate Account follows investment company accounting and reporting guidance in accordance with Accounting Standards Codification Section 946, Financial Services – Investment Companies. The Separate Account is composed of six different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows:

Subaccount
Fortune V Separate Account - Universal VIA Conservative Allocation (“VIA Conservative Alloc”)
Fortune V Separate Account - Universal VIA Moderate Allocation (“VIA Moderate Alloc”)
Fortune V Separate Account - Universal VIA Moderate Growth Allocation (“VIA Mod Growth Alloc”)
Fortune V Separate Account - Universal VIA Growth Allocation (“VIA Growth Alloc”)
Fortune V Separate Account - Universal VIA International Moderate Growth Allocation (“VIA Int Mod Growth Alloc”)
Fortune V Separate Account - Universal Money Market (“VIA Money Mrkt Alloc”)

Each Subaccount invests substantially all of its investable assets among mutual funds. Assets within the Separate Account are legally insulated from ULICO assets. The only shareholders of the Separate Account are contract holders of the Universal VIA annuity product issued by ULICO.

The Fortune V Separate Account maintains Morningstar Investment Management LLC as the Portfolio Construction Manager to serve as asset allocation consultant in connection with the management of the Sub-Accounts with the exception of the Money Market Portfolio. Morningstar Investment Management LLC is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc.

The Statement of Additional Information (“SAI”) provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Variable Account. The SAI, is available without charge upon request by calling 1-787-706-7337 and on the SEC’s website at www.sec.gov.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gains (losses) are included in the statement of operations.

Operating expenses: The Separate Account, accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount indirectly bears the fees and expenses reflected in the underlying mutual funds unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

A daily charge from the net assets in each variable investment option is assessed by ULICO to compensate for operational expenses of the Separate Account, a portion of which relates to mortality and expense risks. The daily charge on an annualized basis may be 1.40%, 1.75% or 1.95% based on the contract class.

Commitments and contingencies: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Dividends: Dividends payable to the Variable Account are automatically reinvested in shares of the Separate Account when paid. Dividend income is recognized on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

3.	INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding underlying mutual funds is valued at the mutual fund unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using net asset value (“NAV”) per share, or its equivalent, using the “practical expedient”. All of the investments of the Separate Account have a level 1 fair value hierarchy classification at December 31, 2023, which is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments. There were no Level 3 investments at the beginning and/or end of the year.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among mutual funds. Investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4.	RISK AND UNCERTAINTIES

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please refer to the Subaccounts’ prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Subaccounts.

Market risk: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, warfare conflicts, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may be affected adversely and negatively impact a Subaccount’s performance.

Because ULICO’s business is written in Puerto Rico, ULICO’s insurance risk is not as diversified as the risk of a carrier that covers a broader geographical area. A natural catastrophe could cause damage to a large number of ULICO’s policyholders, which would result in significantly increased losses to ULICO. Management believes, however, that ULICO’s reinsurance program will reduce to a manageable level its net exposure in any such catastrophe.

Other matters: ULICO and its affiliates are parties to various legal proceedings that originated in the normal course of business. None of these proceedings would be likely to have a material adverse effect, if any, upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

5.	FEES AND OTHER AFFILIATED TRANSACTIONS

The Separate Account has an investment advisory agreement with Universal Financial Services, Inc., (“UFS”). UFS, a Puerto Rico corporation, is a wholly-owned subsidiary of UNIGR and an affiliate of ULICO. Pursuant the investment advisory agreement, UFS charges a fee to the Subaccounts of 0.35% of the value of the net assets of the Subaccounts. The advisory expenses included in the accompanying statements of operations consist of fees charged by UFS to the Separate Account during the year ended December 31, 2023. Advisory fees due to UFS as of December 31, 2023 amounted to $103,178, included as accrued expenses in the accompanying statements of assets and liabilities.

Certain officers of the Separate Account are also officers, or employees of UNIGR or its affiliates. None of the Separate Account’s officers receives compensation from the Subaccounts. Board members received fees amounting to $35,500 during the year ended December 31, 2023 from ULICO.

During the year ended December 31, 2023, the Subaccounts incurred no brokerage commissions on security transactions.

6.	PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2023, the cost of securities purchased and proceeds from securities sold are as follows:

Subaccount	Purchases of Securities	Sale of Securities
Universal VIA Conservative Allocation	$16,406,967	$26,733,995
Universal VIA Moderate Allocation	59,439,848	91,445,337
Universal VIA Moderate Growth Allocation	7,845,463	11,766,771
Universal VIA Growth Allocation	7,551,037	6,510,887
Universal VIA International Moderate Growth Allocation	541,016	1,447,656
Universal Money Market	1,326,602	1,985,535

7.	INCOME TAXES

The operations of the Separate Account are included in the operations of ULICO. Based on current tax law, ULICO does not incur any income tax on the earnings or realized capital gains attributable to the Separate Account. As a result, no charges are currently being deducted from the Separate Account for federal and Puerto Rico income tax purposes. The Separate Account concluded that there are no uncertain tax positions. Uncertain tax positions are recognized if it is “more likely than not” that the position will be sustained assuming an examination by the tax authorities.

Pursuant to Section 1023.01 of the Puerto Rico Internal Revenue Code of 2011, as amended, a special tax equal to 0.10% of the total asset value of the Separate Account as of December 31 of each calendar year is reported and fully paid by ULICO. This special tax is payable to the Puerto Rico Treasury Department. Special tax corresponding to the year ended December 31, 2023 amounted to $371,092 and is included in units redeemed in the accompanying Statements of Changes in Net Assets.

8.	SUBSEQUENT EVENT

The Company has evaluated all subsequent events through February 28, 2024, the date the financial statements were issued. No events have occurred subsequent to December 31, 2023 that would require recognition in the financial statements.

Report of Independent Registered Public Accounting Firm To the Shareholders and Board of Directors of Fortune V Separate Account:

Opinion on the financial statements

We have audited the accompanying statements of assets and liabilities of Fortune V Separate Account (“Fortune V”) (comprising Fortune V Separate Account - Universal VIA Conservative Allocation, Fortune V Separate Account - Universal VIA Moderate Allocation, Fortune V Separate Account- Universal VIA Moderate Growth Allocation, Fortune V Separate Account- Universal VIA Growth Allocation, Fortune V Separate Account-Universal VIA International Moderate Growth Allocation, Fortune V Separate Account - Universal VIA Money Market) (collectively referred to as the “Subaccounts”) including the schedule of investments as of December 31, 2023, and the related statements of operations, changes in net assets and the financial highlights for the year ended December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising Fortune V Separate Account as of December 31, 2023, the results of their operations, and the changes in net assets and the financial highlights for the year ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America. The financial statements of Fortune V for the years ended December 31, 2022 to December 31, 2019 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 24, 2023.

Basis for opinion

These financial statements are the responsibility of Fortune V’s management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fortune V in accordance with the U.S. federal securities laws and the applicable rules and regulations of Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Fortune V is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of Fortune V’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as Fortune V’s auditor since 2023.

Kevane Grant Thornton, LLP San Juan, Puerto Rico, February 28, 2024.

CERTIFIED PUBLIC ACCOUNTANTS (OF PUERTO RICO) LICENSE 217 EXPIRES DECEMBER 1, 2025. STAMP E545017 OF THE PUERTO RICO SOCIETY OF CPAS WAS AFFIXED TO THE FILE COPY OF THIS REPORT

Management of the Trust

Board Members and Officers
(Unaudited)

BOARD MEMBERS

The members of the Board (“Board Members”) and executive officers of the Trust are listed below. The Board of Directors was created on the effective date of the Separate Account registration with the SEC in May 2021.

“Interested Board Member” means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with UNIGR or an affiliate of UNIGR. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser.

The mailing address of each member of the Board is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171.

Further information about the Separate Account’s Board Members and Officers is available in the Separate Account’s Statement of Additional Information, which can be obtained without charge by calling 1-787-706-7337.

The Board Members, their birth year, their positions with the Trust, and their principal occupations, the number of funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Manuel O. Morera, CPA (1956)	Member, Board	Since 2021	Certified Public Accountant, tax and business advisor as a sole practitioner	1	None

Francisco J. Perdomo, CPA (1961)	Member, Board	Since 2021	PSV & Co., PSC (accounting firm), Managing Director and Certified Public Accountant.	1	None

The members of the Board listed above are not “interested persons” of the Variable Account within the meaning of section 2(a)(19) of the 1940 Act (“Independent Board Members”).

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Waldemar Fabery-Villaespesa* (1965)	Member, Board	Since 2021	Special Counsel, Toro Colón Mullet, P.S.C., a legal services firm	1	9

*	Mr. Waldemar Fabery-Villaespesa is designated as an “interested person” because he is a member of several boards of a controlling party of UFS.
*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

OFFICERS

The mailing address of each officer is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171. The following table shows information about the officers, including their year of birth, their positions held with the Variable Account and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

(1)	(2)	(3)	(4)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Nancy Martinez (1965)	Chief Compliance Officer	Since 2022	Compliance Director of Universal Life Insurance Company and Chief Compliance Officer of Universal Financial Services. Previously Principal Operations Officer at Citi International Financial Services LLC with 22 plus years of experience in the Financial Investment industry. Currently holds Series 7, 9/10, 66, 24, and 27 licenses.
President of Universal Life Insurance Company and Universal Financial Services (2006).

Jose C. Benítez (l975)	President	Since 2021	Previously Senior Account Manager, Manulife Financial. 24 years of financial services experience. Series 7 & 24 Licenses, FLMI Designation.

Roberto J. Martínez, CPA (l964)	Secretary & Treasurer	Since 2021	CFO Universal Group, Inc., Previously COO Triple S Propiedad (1999 to 2014), SIMED and ASC Finance Manager (1991 to 1999) and Audit Supervisor with KPMG (1987 to 1991).

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	Fortune V Separate Account (the “Fund” or the “registrant”) has adopted a Code of Ethics that applies to the Fund’s principal executive officer and principal financial officer (the “Code”).

(b)	No disclosures are required by this Item 2(b).

(c)	The Fund has not made any amendment to the Code during the period covered by this Form N-CSR.

(d)	There have been no waivers granted by the Fund to individuals covered by the Code during the reporting period for Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code is incorporated herein by reference as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)	(1)	The Board of Directors of the Fund has determined that it has an audit committee financial expert serving on the Fund’s Audit Committee that possesses the attributes identified in Item 3(b) to Form N-CSR.

(2)	The names of the audit committee financial experts are Francisco Perdomo and Manuel Morera. Messrs. Perdomo and Morera have been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Beginning with the fiscal year ended December 31, 2023, Kevane Grant Thornton (“KGT”) serves as the independent registered public accounting firm for the registrant. For the fiscal year ended December 31, 2022, the firm of Ernst & Young LLP (“E&Y”) served as the independent registered public accounting firm for the Registrant.

(a)	AUDIT FEES: For the fiscal years ended December 31, 2022 and December 31, 2023, the aggregate fees billed for professional services rendered by E&Y and KGT for the audit of the Registrant’s annual financial statements or for services that are normally provided by E&Y and KGT in connection with statutory and regulatory filings or engagements were $45,000 and $40,000, respectively.

(b)	AUDIT RELATED FEES: For the fiscal years ended December 31, 2022 and December 31, 2023, no such fees were billed to the Registrant by E&Y and KGT, respectively.

(c)	TAX FEES: For the fiscal years ended December 31, 2022 and December 31, 2023, the aggregate fees billed for tax compliance, tax advice and tax planning by E&Y and KGT were $1,800 and $0, respectively. Services for which fees in the Tax Fees category are billed include E&Y and KGT’s review of the registrant’s tax compliance, tax advice and tax planning, as well as E&Y and KGT’s review of the Registrant’s tax and excise returns.

(d)	ALL OTHER FEES: For the fiscal years ended December 31, 2022 and December 31, 2023, no such fees were billed to the Registrant by E&Y and KGT, respectively.

(e)	(1)	The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable

(c)	100%

(d)	Not applicable

(f)	Not applicable.

(g)	For the fiscal years ended December 31, 2022 and December 31, 2023, the aggregate fees billed by E&Y and KGT for non-audit services rendered to the Registrant, the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were $0 and $8,500, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act).

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Documents from the Registrant and E&Y that describe the change in the Registrant’s independent public accountant are filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORTUNE V SEPARATE ACCOUNT

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	March 6, 2024

By:	/s/ Roberto J. Martinez
Roberto J. Martinez
Principal Financial Officer & Secretary

Date:	March 6, 2024